Fees Summary	Dec. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,800,000
Previously Paid Amount
Total Fee Amount	1,905.78
Total Offset Amount
Net Fee	$ 1,905.78